Finance Costs - Summary of Finance Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash finance expense
Interest on long-term debt				$ 7,482
Other finance costs	$ 178	$ 40		286
Interest expense	178	40		7,768
Non-cash finance expense (income)
Change in fair value of investment at FVTPL	36,087	3,300
Accretion on lease liabilities	5,903	776		89
Financial guarantee liability (recovery) expense	(59)	59
Accretion				1,622
Amortization of debt issue costs				1,782
Change in fair value of convertible notes				(7,141)
Other	89	154		(86)
Non-cash finance expense (income)	42,020	4,289		(3,734)
Interest income	(884)	(573)		(215)
Finance costs	$ 41,314	$ 3,756	[1]	$ 3,819

[1]	Adjustment to provisional amounts — refer to note 5(b).